CONSOLIDATED BALANCE SHEETS (Parenthetical)	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2020 CNY (¥) shares	Jun. 30, 2019 CNY (¥) shares
Rights of use lease assets	$ 360,681	¥ 2,549,914	¥ 0
Operating lease liabilities - current	187,981	1,328,976	0
Operating lease liabilities - non-current	$ 171,165	¥ 1,210,088	¥ 0
Common shares, par value (in dollars per share) | $ / shares	$ 0.0925
Common shares, shares authorized	20,000,000	20,000,000	20,000,000
Common shares, shares issued	7,202,832	7,202,832	4,361,634
Common shares, shares outstanding	7,202,832	7,202,832	4,361,634
Related Party [Member]
Rights of use lease assets	$ 113,654	¥ 803,503	¥ 0
Operating lease liabilities - current	63,755	450,728	0
Operating lease liabilities - non-current	$ 49,899	¥ 352,775	¥ 0